Consolidated Statements of Income and Comprehensive Income (Loss) - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Jul. 01, 2018	Jul. 02, 2017	Jul. 03, 2016
Income Statement [Abstract]
NET SALES	$ 439,195	$ 417,325	$ 401,419
Cost of goods sold	384,752	356,370	335,693
GROSS PROFIT	54,443	60,955	65,726
Engineering, selling, and administrative expenses	41,168	46,113	43,547
INCOME FROM OPERATIONS	13,275	14,842	22,179
Interest income	8	136	25
Equity earnings (loss) of joint ventures	4,532	666	(2,235)
Interest expense	(1,137)	(417)	(176)
Other income (expense), net	1,020	1,167	(603)
INCOME BEFORE PROVISION FOR INCOME TAXES AND NON- CONTROLLING INTEREST	17,698	16,394	19,190
Provision for income taxes	2,070	4,284	5,068
NET INCOME	15,628	12,110	14,122
Net income attributable to non-controlling interest	3,345	4,913	4,973
NET INCOME ATTRIBUTABLE TO STRATTEC SECURITY CORPORATION	12,283	7,197	9,149
COMPREHENSIVE INCOME:
NET INCOME	15,628	12,110	14,122
Currency translation adjustments, net of tax	(2,219)	(426)	(5,248)
Pension and postretirement plan funded status adjustment, net of tax	602	5,768	(5,880)
TOTAL OTHER COMPREHENSIVE (LOSS) INCOME	(1,617)	5,342	(11,128)
COMPREHENSIVE INCOME	14,011	17,452	2,994
Comprehensive income attributable to non-controlling interest	2,279	5,470	4,659
COMPREHENSIVE INCOME (LOSS) ATTRIBUTABLE TO STRATTEC SECURITY CORPORATION	$ 11,732	$ 11,982	$ (1,665)
EARNINGS PER SHARE ATTRIBUTABLE TO STRATTEC SECURITY CORPORATION:
Basic	$ 3.39	$ 2.01	$ 2.55
Diluted	$ 3.32	$ 1.96	$ 2.51
AVERAGE SHARES OUTSTANDING:
Basic	3,628	3,588	3,559
Diluted	3,703	3,670	3,621